Trade and Other Receivables - Trade and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025		Dec. 31, 2024
Disclosure of financial assets [line items]
Trade and other current receivables	₩ 12,618,480		₩ 12,216,216
Trade and other non-current receivables	3,124,185		3,157,409
Trade and other receivables	15,742,665		15,373,625
Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	12,851,172		12,427,147
Trade and other non-current receivables	3,433,678		3,361,914
Trade and other receivables	16,284,850		15,789,061
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(229,011)		(206,845)
Trade and other non-current receivables	(212,197)		(194,097)
Trade and other receivables	(441,208)		(400,942)
Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(3,681)		(4,086)
Trade and other non-current receivables	(97,296)		(10,408)
Trade and other receivables	(100,977)		(14,494)
Trade receivables
Disclosure of financial assets [line items]
Trade and other current receivables	11,624,897		11,099,174
Trade and other non-current receivables	860,907		996,041
Trade and other receivables	12,485,804		12,095,215
Trade receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	11,811,493		11,266,202
Trade and other non-current receivables	1,037,726		1,089,787
Trade and other receivables	12,849,219		12,355,989
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(186,596)		(167,028)
Trade and other non-current receivables	(93,718)		(93,746)
Trade and other receivables	(280,314)		(260,774)
Trade receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	(83,101)		0
Trade and other receivables	(83,101)		0
Other receivables
Disclosure of financial assets [line items]
Trade and other current receivables	993,583		1,117,042
Trade and other non-current receivables	2,263,278		2,161,368
Trade and other receivables	3,256,861		3,278,410
Other receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	1,039,679		1,160,945
Trade and other non-current receivables	2,395,952		2,272,127
Trade and other receivables	3,435,631		3,433,072
Other receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(42,415)		(39,817)
Trade and other non-current receivables	(118,479)		(100,351)
Trade and other receivables	(160,894)		(140,168)
Other receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(3,681)		(4,086)
Trade and other non-current receivables	(14,195)		(10,408)
Trade and other receivables	(17,876)		(14,494)
Non-trade receivables
Disclosure of financial assets [line items]
Trade and other current receivables	442,274		368,186
Trade and other non-current receivables	319,524		181,550
Non-trade receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	478,822		403,248
Trade and other non-current receivables	401,390		243,813
Non-trade receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(36,074)		(35,041)
Trade and other non-current receivables	(76,770)		(62,222)
Non-trade receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(474)		(21)
Trade and other non-current receivables	(5,096)		(41)
Accrued income
Disclosure of financial assets [line items]
Trade and other current receivables	43,123		112,941
Trade and other non-current receivables	59,295		21,395
Accrued income | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	43,123		112,941
Trade and other non-current receivables	65,615		21,395
Accrued income | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	(6,320)		0
Accrued income | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	0		0
Deposits
Disclosure of financial assets [line items]
Trade and other current receivables	264,883		289,643
Trade and other non-current receivables	507,006		476,087
Deposits | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	268,090		293,712
Trade and other non-current receivables	516,519		486,868
Deposits | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	0		(4)
Trade and other non-current receivables	(414)		(414)
Deposits | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(3,207)		(4,065)
Trade and other non-current receivables	(9,099)		(10,367)
Finance lease receivables
Disclosure of financial assets [line items]
Trade and other current receivables	99,552	[1]	88,650	[2]
Trade and other non-current receivables	1,170,733	[3]	1,262,494	[4]
Finance lease receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	104,600	[1]	92,130	[2]
Trade and other non-current receivables	1,172,687	[3]	1,264,269	[4]
Finance lease receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(5,048)	[1]	(3,480)	[2]
Trade and other non-current receivables	(1,954)	[3]	(1,775)	[4]
Finance lease receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0	[1]	0	[2]
Trade and other non-current receivables	0	[3]	0	[4]
Others
Disclosure of financial assets [line items]
Trade and other current receivables	143,751		257,622
Trade and other non-current receivables	206,720		219,842
Others | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	145,044		258,914
Trade and other non-current receivables	239,741		255,782
Others | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(1,293)		(1,292)
Trade and other non-current receivables	(33,021)		(35,940)
Others | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	₩ 0		₩ 0

[1]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of W113,272 million.
[2]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of W121,170 million.
[3]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of W818,800 million.
[4]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of W956,968 million.